Goodwill	3 Months Ended
Nov. 30, 2021
Disclosure Of Detailed Information About Goodwil
Goodwill

9.           Goodwill

	2021	2020
	$	$

Balance, August 31,	18,495,121	18,785,807
Effect of foreign exchange	(28,912)	26,903
Balance, November 30,	18,466,209	18,812,710

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)